Other non-current assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
VAT receivables	€ 41	€ 16
Spain
Disclosure of geographical areas [line items]
Value added tax payables	57
Basque Region
Disclosure of geographical areas [line items]
VAT receivables	25
Spanish tax authorities
Disclosure of geographical areas [line items]
Value added tax receivables		€ 214
Value added tax paid (refund)	€ 252